Share-based Compensation - 2015 Plan (Details)					12 Months Ended
	Apr. 03, 2023 USD ($) EquityInstruments	Apr. 01, 2022 USD ($) EquityInstruments	Sep. 14, 2021 USD ($) EquityInstruments	Apr. 01, 2021 USD ($) EquityInstruments	Dec. 31, 2023 EquityInstruments	Dec. 31, 2022 EquityInstruments
RCUs
Share-based Compensation
Number of awards granted | EquityInstruments	87,919	113,793	21,663	98,255	87,919	113,793
Fair value at grant date | $	$ 8.36	$ 5.80	$ 4.09	$ 2.75
PCUs
Share-based Compensation
Number of awards granted | EquityInstruments			21,663	98,255
Fair value at grant date | $			$ 4.09	$ 2.75